Supplement dated July 18, 2024 to the Wilmington Funds Prospectus dated August 31, 2023 (the “Prospectus”)
Effective July 18, 2024, the information in the Prospectus with respect to the Wilmington Global Alpha Equities Fund (the “Fund”) will be amended, supplemented or replaced as follows:
The following amends and replaces information in the sub-section entitled “Principal Investment Strategies of the Fund” on pages 13‑14 of the Prospectus:
Principal Investment Strategies of the Fund
The Fund invests at least 80%, under normal circumstances, of the value of its net assets in equity securities. The Fund will invest in publicly-traded equity securities, including common stock, preferred stock and depositary receipts, of companies of all market capitalizations. The Fund may invest up to 70% of its assets in the equity securities of non‑U.S. issuers, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The Fund may also invest in exchange-traded funds, futures contracts on broad-based equity indexes and other derivatives.
Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) seeks to achieve the Fund’s investment goal by retaining Wellington Management Company LLP (“Wellington”), to manage the Fund’s assets. The Advisor also engages Wilmington Trust Investment Advisors, Inc. (“WTIA”) to oversee Wellington, to monitor portfolio risk and, on a discretionary basis, to develop strategic exposure objectives and risk parameters for the Fund based on considerations such as macroeconomic outlook, relative valuation levels and volatility in the markets, market flows and market liquidity, and information relating to business cycles, as well as input from Wellington.
Based on the strategic exposure objectives and risk parameters established by WTIA, Wellington constructs an actively managed, global and diversified portfolio of equity securities, and implements an index- based hedging strategy in an effort to reduce market exposure, moderate portfolio volatility and limit the severity of portfolio losses in times of market downturns.
Based on the objectives and parameters developed by WTIA, Wellington will allocate and reallocate the portfolio among a selection of independent equity management teams within Wellington. Each team pursues its own investment strategy or style, such as geography/region, growth/value, market capitalization, event-driven, economic sector, industry, or valuation measure.
In combining equity management teams and strategies, Wellington uses a number of proprietary analytical tools, including market environments analysis, extreme events analysis, stress testing, and simulation analysis. Through the strategy selection process, Wellington seeks to construct a Fund comprised of a diversified group of long-only equity strategies with differing investment approaches that provides an overall exposure, consistent with WTIA’s exposure objectives and risk parameters, comparable to the broader equity market and that reduces exposure to the risks typically associated with any single investment approach. The underlying Wellington equity management teams have complete discretion and responsibility for security selection and portfolio construction decisions within their respective portions of the Fund’s portfolio within the constraints of the Fund’s investment goal, strategies and restrictions. The Fund may engage in active and frequent trading as part of its principal investment strategy.
Wellington will implement the hedging strategy by investing a portion of the Fund’s net assets in futures contracts on broad-based equity indexes, the constituents of which include the types of securities in which the Fund invests directly, and in cash, cash equivalents and short-term debt instruments to satisfy applicable margin requirements for the Fund’s derivatives positions. The net market exposure (sum of long and synthetic short positions including cash) of the Fund is expected to range generally between 35% to 55% of the net asset value of the Fund, depending on WTIA’s analysis of prevailing market conditions, although the exposure may fall outside of this range. The Fund’s short exposure will be achieved through the use of equity index futures or other derivative exposures. Wellington may also invest in a variety of other derivative instruments, such as swaps, forwards, other futures contracts and options, in order to implement the hedging strategy, to hedge foreign currency risk, and to gain equity-like exposure in certain markets.
The following amends and replaces information in the sub-section entitled “Additional Information About Investment Goals, Strategies and Risks of the Funds and the Underlying Funds” and the sub‑sub‑section entitled, “Wilmington Global Alpha Equities Fund”, “Principal Investment Strategies of the Fund” on pages 47‑48 of the Prospectus:
WILMINGTON GLOBAL ALPHA EQUITIES FUND
Investment Goal
The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.
Principal Investment Strategies of the Fund
The Fund invests at least 80%, under normal circumstances, of the value of its net assets in equity securities. The Fund will invest in publicly-traded equity securities, including common stock, preferred stock and depositary receipts, of companies of all market capitalizations. The Fund may invest up to 70% of its assets in the equity securities of non‑U.S. issuers, including companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The Fund may also invest in exchange-traded funds, futures contracts on broad-based equity indexes and other derivatives.
Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) seeks to achieve the Fund’s investment goal by retaining Wellington Management Company LLP (“Wellington”), to manage the Fund’s assets. The Advisor also engages Wilmington Trust Investment Advisors, Inc. (“WTIA”) to oversee Wellington, to monitor portfolio risk and, on a discretionary basis, to develop strategic exposure objectives and risk parameters for the

Fund based on considerations such as macroeconomic outlook, relative valuation levels and volatility in the markets, market flows and market liquidity, and information relating to business cycles, as well as input from Wellington.
Based on the strategic exposure objectives and risk parameters established by WTIA, Wellington constructs an actively managed, global and diversified portfolio of equity securities, and implements an index-based hedging strategy in an effort to reduce market exposure, moderate portfolio volatility and limit the severity of portfolio losses in times of market downturns.
Based on the objectives and parameters developed by WTIA, Wellington will allocate and reallocate the portfolio among a selection of independent equity management teams within Wellington. Each team pursues its own investment strategy or style, such as geography/region, growth/value, market capitalization, event-driven, economic sector, industry, or valuation measure.
In combining equity management teams and strategies, Wellington uses a number of proprietary analytical tools, including market environments analysis, extreme events analysis, stress testing, and simulation analysis. Through the strategy selection process, Wellington seeks to construct a Fund comprised of a diversified group of long-only equity strategies with differing investment approaches that pro‑vides an overall exposure, consistent with WTIA’s exposure objectives and risk parameters, comparable to the broader equity market and that reduces exposure to the risks typically associated with any single investment approach. The underlying Wellington equity management teams have complete discretion and responsibility for security selection and portfolio construction decisions within their respective portions of the Fund’s portfolio within the constraints of the Fund’s investment goal, strategies and restrictions. The Fund may engage in active and frequent trading as part of its principal investment strategy.
Wellington will implement the hedging strategy by investing a portion of the Fund’s net assets in futures contracts on broad-based equity indexes, the constituents of which include the types of securities in which the Fund invests directly, and in cash, cash equivalents and short-term debt instruments to satisfy applicable margin requirements for the Fund’s derivatives positions. The net market exposure (sum of long and synthetic short positions including cash) of the Fund is expected to range generally between 35% to 55% of the net asset value of the Fund, depending on WTIA’s analysis of prevailing market conditions, although the exposure may fall outside of this range. The Fund’s short exposure will be achieved through the use of equity index futures or other derivative exposures. Wellington may also invest in a variety of other derivative instruments, such as swaps, forwards, other futures contracts and options, in order to implement the hedging strategy, to hedge foreign currency risk, and to gain equity-like exposure in certain markets.
The strategies employed for the Fund by Wellington’s investment teams, as of the date of this Prospectus, are described below. One or all of the listed strategies can be replaced in the future, and certain strategies may not always be allocated a material portion of the Fund’s assets.

•	Quality. The strategy focuses on issuers which the underlying portfolio management team views as having high quality characteristics such as sustainable dividend growth, alignment of management and shareholder interests, and/or without undue financial leverage or cyclicality. The portfolio team also considers whether a company has a positive approach to environmental, social and governance factors that it believes may have an economic impact on valuation.

•	Growth. Seeks to identify securities at attractive valuations of issuers with sustainable revenue growth, superior market position and/or which are market disruptors.

•
Consistent Free Cash Flow. Seeks to invest in issuers that the team believes will be more stable than the market perceives, with a focus on areas where stability may be undervalued, such as small‑cap securities, vola-tile sectors, disfavored geographies, and companies that do not meet the specific criteria of growth, quality, or value investors.

•
Disciplined Management. Seeks to outperform by investing in equity securities of companies where good industry structure lowers the risk of profit disruption, excellence in capital allocation can create superior long-term returns, and market cycles create opportunities to buy companies at attractive prices.

•
Income. The strategy seeks to capture return and above market dividend yield by buying securities which are undervalued with an emphasis on free cash-flow generation, earnings stability, and low financial leverage.

•
Contrarian. The strategy reflects the belief that, due to misunderstood negative events, underappreciated industry structural changes or undervalued/badly man‑aged corporate assets, the market can discount the prices of securities of issuers based on near term fundamentals. The strategy also reflects the view that the valuations of such securities for companies with strong balance sheets can normalize over the longer-term and have potential upside.

•
Risk Management Overlay. Proprietary factor portfolio intended to outperform in environments where the fundamental managers in the portfolio may underperform, allowing the portfolio management team to further refine and manage the aggregate style factor exposures in the Fund.

•
Quality Growth. Seeks to identify high quality companies, primarily which are located and/or conduct substantial business activities in China, with strong fundamentals, strong governance records, and a supportive macro environment. The team uses local expertise, knowledge of China’s distinctive economic cycle and policy framework, and proprietary fundamental research, including environmental, social, and governance analysis. This strategy typically represents less than 10% of the Fund’s holdings.

•
Quality Value. Valuation-driven investment process seeking to identify Japanese companies with strong balance sheets and improving capital management and/or that the portfolio management team expects to benefit from corporate reforms in Japan. The team also considers environmental, social and governance factors that it believes may have an economic impact on valuation. This strategy typically represents less than 10% of the Fund’s holdings.

Please keep this Supplement for future reference.